INVESTMENTS IN ASSOCIATES - Amounts recognised in the balance sheet and income statement (Details) - USD ($) $ in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Disclosure of associates [line items]
Trade investments	$ 118	$ 112		$ 118
Income statement profit (loss)	$ 6	$ (3)	$ (16)
Bioventus
Disclosure of associates [line items]
Percentage of associate held	49.00%	49.00%		49.00%
Trade investments	$ 114	$ 109		$ 114
Income statement profit (loss)	$ 6	$ (3)